Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reserves

	2017	2016
	RMB	RMB
Capital Reserve
Beginning balance	133,308	133,308

Ending balance	133,308	133,308

Statutory Common Reserve Fund(a)
Beginning balance	186,840	186,840
Transfer from retained earnings	1,929	—

Ending balance	188,769	186,840

Special Reserve-Safety Fund Reserve
Beginning balance	13,188	11,648
Safety fund reserve	178	1,540

Ending balance	13,366	13,188

Currency Translation Differences
Beginning balance	(29,294)	(37,066)
Currency translation differences	1,249	7,772

Ending balance	(28,045)	(29,294)

Other Reserves
Beginning balance	(9,236)	(9,790)
Equity transaction with non-controlling interests	289	224
Acquisition of subsidiaries	(1)	(259)
Fair value loss on available-for-sale financial assets	(36)	(128)
Share of the other comprehensive (loss) / income of associates and joint ventures accounted for using the equity method	(326)	313
Other	(26)	404

Ending balance	(9,336)	(9,236)

	298,062	294,806

(a)	Pursuant to the PRC regulations and the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined under the PRC accounting regulations, to a Statutory Common Reserve Fund (“Reserve Fund”). Appropriation to the Reserve Fund may cease when the fund aggregates to 50% of the Company’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders.

The Reserve Fund shall only be used to make good previous years’ losses, to expand the Company’s production operations, or to increase the capital of the Company. Upon approval of a resolution of shareholders’ in a general meeting, the Company may convert its Reserve Fund into share capital and issue bonus shares to existing shareholders in proportion to their original shareholdings or to increase the nominal value of each share currently held by them, provided that the balance of the Reserve Fund after such issuance is not less than 25% of the Company’s registered capital.

(b)	According to the relevant PRC regulations, the distributable reserve is the lower of the retained earnings computed under PRC accounting regulations and IFRS. As of December 31, 2017, the Company’s distributable reserve amounted to RMB 572,252 (December 31, 2016: RMB 574,536).